Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss [abstract]
Disclosure of Financial Liabilities at Fair Value Through Profit or Loss
21.	Financial liabilities at fair value through profit or loss

21.1.	Derivatives

	December 31, 2019	December 31, 2018
Foreign Currency Forwards	2,926,561	1,368,695
Interest Rate Swaps	146,386	749,976

TOTAL	3,072,947	2,118,671

21.2.	Trading liabilities

	December 31, 2019	December 31, 2018
Short sold positions	580,802	1,064,936

TOTAL	580,802	1,064,936